Other disclosures - Risk Management and Principal Risks (audited)	12 Months Ended
Dec. 31, 2019
Other disclosures - Risk Management and Principal Risks
Other disclosures - Risk Management and Principal Risks

Credit risk management (audited)

The risk of loss to the Group from the failure of clients, customers or counterparties, including sovereigns, to fully honour their obligations to the Group, including the whole and timely payment of principal, interest, collateral and other receivables.

Overview The credit risk that the Group faces arises from wholesale and retail loans and advances together with the counterparty credit risk arising from derivative contracts with clients; trading activities, including: debt securities, settlement balances with market counterparties, FVOCI assets and reverse repurchase loans.

Credit risk management objectives are to:

▪maintain a framework of controls to oversee credit risk;

▪identify, assess and measure credit risk clearly and accurately across the Group and within each separate business, from the level of individual facilities up to the total portfolio;

▪control and plan credit risk taking in line with external stakeholder expectations and avoiding undesirable concentrations;

▪monitor credit risk and adherence to agreed controls.

Organisation, roles and responsibilities The first line of defence has primary responsibility for managing credit risk within the risk appetite and limits set by the Risk function, supported by a defined set of policies, standards and controls. In the entities, business risk committees (attended by the first line) monitor and review the credit risk profile of each business unit where the most material issues are escalated to the Retail Credit Risk Management Committee, Wholesale Credit Risk Management Committee and Group Risk Committee.

Wholesale and retail portfolios are managed separately to reflect the differing nature of the assets; wholesale balances tend to be larger and are managed on an individual basis, while retail balances are greater in number but lesser in value and are, therefore, managed in aggregated segments.

The responsibilities of the credit risk management teams in the businesses, the sanctioning team and other shared services include: sanctioning new credit agreements (principally wholesale); setting strategies for approval of transactions (principally retail); setting risk appetite; monitoring risk against limits and other parameters; maintaining robust processes, data gathering, quality, storage and reporting methods for effective credit risk management; performing effective turnaround and workout scenarios for wholesale portfolios via dedicated restructuring and recoveries teams; maintaining robust collections and recovery processes/units for retail portfolios; and review and validation of credit risk measurement models. The credit risk management teams in each legal entity are accountable to the relevant Legal Entity CRO, who reports to the Group CRO.

For wholesale portfolios, credit risk managers are organised in sanctioning teams by geography, industry and/or product. In wholesale portfolios, credit risk approval is undertaken by experienced credit risk professionals operating within a clearly defined delegated authority framework, with only the most senior credit officers assigned the higher levels of delegated authority. The largest credit exposures, which are outside the Risk Sanctioning Unit or Risk Distribution Committee authority, require the support of a legal entity Senior Credit Officer. For exposures in excess of the legal entity Senior Credit Officer’s authority, approval by Group Senior Credit Officer/Board Risk Committee is also required. The Group Credit Risk Committee, attended by legal entity Senior Credit Officers, provides a formal mechanism for the Group Senior Credit Officer to exercise the highest level of credit authority over the most material Group single name exposures.

Credit risk mitigation The Group employs a range of techniques and strategies to actively mitigate credit risks. These can broadly be divided into three types:

▪netting and set-off

▪collateral

▪risk transfer.

Netting and set-off Credit risk exposures can be reduced by applying netting and set-off. For derivative transactions, the Group’s normal practice is, on a legal entity basis, to enter into standard master agreements with counterparties (e.g. ISDAs). These master agreements typically allow for netting of credit risk exposure to a counterparty resulting from derivative transactions against the obligations to the counterparty in the event of default, and so produce a lower net credit exposure. These agreements may also reduce settlement exposure (e.g. for foreign exchange transactions) by allowing payments on the same day in the same currency to be set-off against one another.

Collateral The Group has the ability to call on collateral in the event of default of the counterparty, comprising:

▪home loans: a fixed charge over residential property in the form of houses, flats and other dwellings;

▪wholesale lending: a fixed charge over commercial property and other physical assets, in various forms;

▪other retail lending: includes charges over motor vehicles and other physical assets; second lien charges over residential property; and finance lease receivables;

▪derivatives: the Group also often seeks to enter into a margin agreement (e.g. Credit Support Annex) with counterparties with which the Group has master netting agreements in place. These annexes to master agreements provide a mechanism for further reducing credit risk, whereby collateral (margin) is posted on a regular basis (typically daily) to collateralise the mark to market exposure of a derivative portfolio measured on a net basis;

▪reverse repurchase agreements: collateral typically comprises highly liquid securities which have been legally transferred to the Group subject to an agreement to return them for a fixed price; and

▪financial guarantees and similar off-balance sheet commitments: cash collateral may be held against these arrangements.

Risk transfer A range of instruments including guarantees, credit insurance, credit derivatives and securitisation can be used to transfer credit risk from one counterparty to another. These mitigate credit risk in two main ways:

▪if the risk is transferred to a counterparty which is more creditworthy than the original counterparty, then overall credit risk is reduced

▪where recourse to the first counterparty remains, both counterparties must default before a loss materialises. This is less likely than the default of either counterparty individually so credit risk is reduced.

Detailed policies are in place to appropriately recognise and record credit risk mitigation. For more information, refer to pages 175 to 177 the Barclays PLC Pillar 3 Report 2019 (unaudited).

Market risk management (audited)

The risk of loss arising from potential adverse changes in the value of the Group’s assets and liabilities from fluctuation in market variables including, but not limited to, interest rates, foreign exchange, equity prices, commodity prices, credit spreads, implied volatilities and asset correlations.

Overview Market risk arises primarily as a result of client facilitation in wholesale markets, involving market making activities, risk management solutions and execution of syndications. Upon execution of a trade with a client, the Group will look to hedge against the risk of the trade moving in an adverse direction. Mismatches between client transactions and hedges result in market risk due to changes in asset prices, volatility or correlations.

Organisation, roles and responsibilities

Market risk in the businesses resides primarily in Barclays International and Treasury. These businesses have the mandate to assume market risk. The front office and Treasury trading desks are responsible for managing market risk on a day-to-day basis, where they are required to understand and adhere to all limits applicable to their businesses. The Market Risk team support the trading desks with the day-to-day limit management of market risk exposures through governance processes which are outlined in supporting market risk policies and standards.

Market risk oversight and challenge is provided by business committees and Group committees, including the Market Risk Committee.

The objectives of market risk management are to:

▪identify, understand and control market risk by robust measurement, limit setting, reporting and oversight

▪facilitate business growth within a controlled and transparent risk management framework

▪control market risk in the businesses according to the allocated appetite.

To meet the above objectives, a governance structure is in place to manage these risks consistent with the ERMF.

The BRC recommends market risk appetite to the Board for their approval. The Market Risk Principal Risk Lead (PR Lead) is responsible for the Market Risk Control Framework and, under delegated authority from the Group CRO, agrees with the business CROs a limit framework within the context of the approved market risk appetite.

The Market Risk Committee approves and makes recommendations concerning the group-wide market risk profile. This includes overseeing the operation of the Market Risk Framework and associated standards and policies; reviewing market or regulatory issues and limits and utilisation. The committee is chaired by the PR Lead and attendees include the business heads of market risk and business aligned market risk managers.

The head of each business is accountable for all market risks associated with its activities, while the head of the market risk team covering each business is responsible for implementing the risk control framework for market risk.

For more information on market risk management, refer to the Barclays PLC Pillar 3 Report 2019 (unaudited).

Management value at risk (VaR) VaR is an estimate of the potential loss arising from unfavourable market movements if the current positions were to be held unchanged for one business day. For internal market risk management purposes, a historical simulation methodology with a two-year equally weighted historical period, at the 95% confidence level is used for all trading books and some banking books.

In some instances, historical data is not available for particular market risk factors for the entire look-back period, for example, complete historical data would not be available for an equity security following an initial public offering. In these cases, market risk managers will proxy the unavailable market risk factor data with available data for a related market risk factor.

Limits are applied at the total level as well as by risk factor type, which are then cascaded down to particular trading desks and businesses by the market risk management function.

See page 141 for a review of management VaR in 2019.

Treasury and capital risk management

This comprises:

Liquidity risk: The risk that the Group is unable to meet its contractual or contingent obligations or that it does not have the appropriate amount, tenor and composition of funding and liquidity to support its assets.

Capital risk: The risk that the Group has an insufficient level or composition of capital to support its normal business activities and to meet its regulatory capital requirements under normal operating environments or stressed conditions (both actual and as defined for internal planning or regulatory testing purposes). This also includes the risk from the Group’s pension plans.

Interest rate risk in the banking book: The risk that the Group is exposed to capital or income volatility because of a mismatch between the interest rate exposures of its (non traded) assets and liabilities.

The Treasury function manages treasury and capital risk exposure on a day-to-day basis with the Group Treasury Committee acting as the principal management body. The Treasury and Capital Risk function is responsible for oversight and provide insight into key capital, liquidity, interest rate risk in the banking book (IRRBB) and pension risk management activities.

Liquidity risk management (audited)

Overview The efficient management of liquidity is essential to Group in order to retain the confidence of the financial markets and maintain the sustainability of the business. The liquidity risk control framework is used to manage all liquidity risk exposures under both BAU and stressed conditions. The framework is designed to maintain liquidity resources that are sufficient in amount, quality and funding tenor profile to support the liquidity risk appetite as expressed by the Barclays PLC Board. The liquidity risk appetite is monitored against both internal and regulatory liquidity metrics.

Organisation, roles and responsibilities Treasury has the primary responsibility for managing liquidity risk within the set risk appetite. Both Risk and Treasury contribute to the production of the Internal Liquidity Adequacy Assessment Process (ILAAP). The Treasury and Capital Risk function is responsible for the management and governance of the liquidity risk mandate, as defined by the Board.

The liquidity risk control framework is designed to deliver the appropriate term and structure of funding, consistent with the liquidity risk appetite set by the Board. The control framework incorporates a range of ongoing business management tools to monitor, limit and stress test the Group’s balance sheet, contingent liabilities and the recovery plan. Limit setting and transfer pricing are tools that are designed to control the level of liquidity risk taken and drive the appropriate mix of funds. Together, these tools reduce the likelihood that a liquidity stress event could lead to an inability to meet Group’s obligations as they fall due.

The Board approves the Group funding plan, internal stress tests, regulatory stress test results, and recovery plan. The Group Treasury Committee is responsible for monitoring and managing liquidity risk in line with the Group’s funding management objectives, funding plan and risk framework. The Treasury and Capital Risk Committee monitors and reviews the liquidity risk profile and control environment, providing second line oversight of the management of liquidity risk. The BRC reviews the risk profile, and annually reviews risk appetite and the impact of stress scenarios on the Group funding plan/forecast in order to agree the Group’s projected funding abilities.

Capital risk management (audited)

Overview Capital risk is managed through ongoing monitoring and management of the capital position, regular stress testing and a robust capital governance framework. The objectives of the framework are to maintain adequate capital for the Group and legal entities to withstand the impact of the risks that may arise under normal and stressed conditions, and maintain adequate capital to cover current and forecast business needs and associated risks to provide a viable and sustainable business offering.

Organisation, roles and responsibilities Treasury has the primary responsibility for managing and monitoring capital. The Treasury and Capital Risk function provides oversight of capital risk and is an independent risk function that reports to the Group CRO. Production of the Barclays PLC Internal Capital Adequacy Assessment Process (ICAAP) is the responsibility of Treasury.

Capital risk management is underpinned by a control framework and policy. The capital management strategy, outlined in the Group and legal entity capital plans, is developed in alignment with the control framework and policy for capital risk, and is implemented consistently in order to deliver on the Group’s objectives.

The Board approves the Group capital plan, internal stress tests and results of regulatory stress tests, and the Group recovery plan. The Group Treasury Committee is responsible for monitoring and managing capital risk in line with the Group’s capital management objectives, capital plan and risk frameworks. The Treasury and Capital Risk Committee monitors and reviews the capital risk profile and control environment, providing second line oversight of the management of capital risk. The BRC reviews the risk profile, and annually reviews risk appetite and the impact of stress scenarios on the Group capital plan/forecast in order to agree the Group’s projected capital adequacy.

Local management assures compliance with an entity’s minimum regulatory capital requirements by reporting to local Asset and Liability Committees (ALCOs) with oversight by the Group Treasury Committee, as required. In 2019, Barclays complied with all regulatory minimum capital requirements.

Pension risk

The Group maintains a number of defined benefit pension schemes for past and current employees. The ability of schemes to meet pension payments is achieved with investments and contributions.

Pension risk arises because the market value of pension fund assets might decline; investment returns might reduce; or the estimated value of pension liabilities might increase. The Group monitors the pension risks arising from its defined benefit pension schemes and works with Trustees to address shortfalls. In these circumstances, the Group could be required or might choose to make extra contributions to the pension fund. The Group’s main defined benefit scheme was closed to new entrants in 2012

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
As at 31 December 2019	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	150,258	-	-	-	-	150,258
Cash collateral and settlement balances	83,256	-	-	-	-	83,256
Loans and advances at amortised cost:
Home loans	154,479	-	(294)	(153,939)	(70)	176
Credit cards, unsecured loans and other retail lending	55,296	-	(778)	(5,283)	(258)	48,977
Wholesale loans	129,340	(7,636)	(148)	(39,981)	(11,145)	70,430
Total loans and advances at amortised cost	339,115	(7,636)	(1,220)	(199,203)	(11,473)	119,583
Of which credit-impaired (Stage 3):
Home loans	1,809	-	(2)	(1,785)	(14)	8
Credit cards, unsecured loans and other retail lending	1,074	-	(12)	(250)	(2)	810
Wholesale loans	1,812	-	(9)	(909)	(20)	874
Total credit-impaired loans and advances at amortised cost	4,695	-	(23)	(2,944)	(36)	1,692
Reverse repurchase agreements and other similar secured lending	3,379	-	-	(3,379)	-	-
Trading portfolio assets:
Debt securities	52,739	-	-	(423)	-	52,316
Traded loans	5,378	-	-	(134)	-	5,244
Total trading portfolio assets	58,117	-	-	(557)	-	57,560
Financial assets at fair value through the income statement:
Loans and advances	22,692	-	(14)	(16,580)	(57)	6,041
Debt securities	5,249	-	-	-	-	5,249
Reverse repurchase agreements	96,887	-	(1,132)	(95,736)	-	19
Other financial assets	763	-	-	-	-	763
Total financial assets at fair value through the income statement	125,591	-	(1,146)	(112,316)	(57)	12,072
Derivative financial instruments	229,236	(175,998)	(33,411)	(5,511)	(5,564)	8,752
Financial assets at fair value through other comprehensive income	64,727	-	-	(305)	(1,051)	63,371
Other assets	1,375	-	-	-	-	1,375
Total on-balance sheet	1,055,054	(183,634)	(35,777)	(321,271)	(18,145)	496,227

Off-balance sheet:
Contingent liabilities	24,527	-	(400)	(4,412)	(159)	19,556
Loan commitments	334,455	-	(84)	(47,008)	(1,436)	285,927
Total off-balance sheet	358,982	-	(484)	(51,420)	(1,595)	305,483

Total	1,414,036	(183,634)	(36,261)	(372,691)	(19,740)	801,710

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
As at 31 December 2018	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	177,069	-	-	-	-	177,069
Cash collateral and settlement balances	77,222	-	-	-	-	77,222
Loans and advances at amortised cost:
Home loans	150,284	-	(295)	(149,679)	(132)	178
Credit cards, unsecured loans and other retail lending	56,431	-	(725)	(5,608)	(451)	49,647
Wholesale loans	119,691	(7,550)	(65)	(41,042)	(4,454)	66,580
Total loans and advances at amortised cost	326,406	(7,550)	(1,085)	(196,329)	(5,037)	116,405
Of which credit-impaired (Stage 3):
Home loans	2,125	-	(3)	(2,083)	(31)	8
Credit cards, unsecured loans and other retail lending	1,249	-	(6)	(232)	(38)	973
Wholesale loans	1,762	-	-	(895)	(17)	850
Total credit-impaired loans and advances at amortised cost	5,136	-	(9)	(3,210)	(86)	1,831
Reverse repurchase agreements and other similar secured lending	2,308	-	(17)	(2,261)	-	30
Trading portfolio assets:
Debt securities	57,283	-	-	(451)	-	56,832
Traded loans	7,234	-	-	(154)	-	7,080
Total trading portfolio assets	64,517	-	-	(605)	-	63,912
Financial assets at fair value through the income statement:
Loans and advances	19,524	-	(11)	(11,782)	(89)	7,642
Debt securities	4,522	-	-	(445)	-	4,077
Reverse repurchase agreements	119,041	-	(2,996)	(115,601)	-	444
Other financial assets	542	-	-	-	-	542
Total financial assets at fair value through the income statement	143,629	-	(3,007)	(127,828)	(89)	12,705
Derivative financial instruments	222,538	(172,001)	(31,402)	(5,502)	(4,712)	8,921
Financial assets at fair value through other comprehensive income	51,694	-	-	-	(399)	51,295
Other assets	1,006	-	-	-	-	1,006
Total on-balance sheet	1,066,389	(179,551)	(35,511)	(332,525)	(10,237)	508,565

Off-balance sheet:
Contingent liabilities	20,303	-	(399)	(1,418)	(190)	18,296
Loan commitments	324,223	-	(124)	(42,117)	(1,395)	280,587
Total off-balance sheet	344,526	-	(523)	(43,535)	(1,585)	298,883

Total	1,410,915	(179,551)	(36,034)	(376,060)	(11,822)	807,448

Loans and advances at amortised cost by stage (audited)
	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2019	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	143,097	23,198	2,446	168,741	198	1,277	974	2,449	166,292
Barclays International	27,886	4,026	1,875	33,787	352	774	1,359	2,485	31,302
Head Office	4,803	500	826	6,129	5	36	305	346	5,783
Total Barclays Group retail	175,786	27,724	5,147	208,657	555	2,087	2,638	5,280	203,377
Barclays UK	27,891	2,397	1,124	31,412	16	38	108	162	31,250
Barclays International[a]	92,615	8,113	1,615	102,343	136	248	447	831	101,512
Head Office	2,974	-	37	3,011	-	-	35	35	2,976
Total Barclays Group wholesale	123,480	10,510	2,776	136,766	152	286	590	1,028	135,738
Total loans and advances at amortised cost	299,266	38,234	7,923	345,423	707	2,373	3,228	6,308	339,115
Off-balance sheet loan commitments and financial guarantee contracts[b]	321,140	19,185	935	341,260	97	170	55	322	340,938
Total[c]	620,406	57,419	8,858	686,683	804	2,543	3,283	6,630	680,053

					Loan impairment charge and loan loss rate
	Coverage ratio				Loan impairment charge	Loan loss rate
	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2019%		%	%	%	£m	bps
Barclays UK	0.1	5.5	39.8	1.5	661	39
Barclays International	1.3	19.2	72.5	7.4	999	296
Head Office	0.1	7.2	36.9	5.6	27	44
Total Barclays Group retail	0.3	7.5	51.3	2.5	1,687	81
Barclays UK	0.1	1.6	9.6	0.5	33	11
Barclays International[a]	0.1	3.1	27.7	0.8	113	11
Head Office	-	-	94.6	1.2	-	-
Total Barclays Group wholesale	0.1	2.7	21.3	0.8	146	11
Total loans and advances at amortised cost	0.2	6.2	40.7	1.8	1,833	53
Off-balance sheet loan commitments and financial guarantee contracts[b]	-	0.9	5.9	0.1	71
Other financial assets subject to impairment[c]					8
Total[d]	0.1	4.4	37.1	1.0	1,912

Notes

a Includes Wealth and Private Banking exposures measured on an individual customer exposure basis.

b Excludes loan commitments and financial guarantees of £17.7bn carried at fair value.

c Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £149.3bn and impairment allowance of £24m. This comprises £12m ECL on £148.5bn Stage 1 assets, £2m on £0.8bn Stage 2 fair value through other comprehensive income assets cash collateral and settlement assets and £10m on £10m Stage 3 other assets.

d The loan loss rate is 55bps after applying the total impairment charge of £1,912m.

Loans and advances at amortised cost by stage (audited)
	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2018	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	134,911	25,279	3,040	163,230	183	1,389	1,152	2,724	160,506
Barclays International	26,714	4,634	1,830	33,178	352	965	1,315	2,632	30,546
Head Office	6,510	636	938	8,084	9	47	306	362	7,722
Total Barclays Group retail	168,135	30,549	5,808	204,492	544	2,401	2,773	5,718	198,774
Barclays UK	22,824	4,144	1,272	28,240	16	70	117	203	28,037
Barclays International[a]	87,344	8,754	1,382	97,480	128	244	439	811	96,669
Head Office	2,923	-	41	2,964	-	-	38	38	2,926
Total Barclays Group wholesale	113,091	12,898	2,695	128,684	144	314	594	1,052	127,632
Total loans and advances at amortised cost	281,226	43,447	8,503	333,176	688	2,715	3,367	6,770	326,406
Off-balance sheet loan commitments and financial guarantee contracts[b]	309,989	22,126	684	332,799	99	150	22	271	332,528
Total[c]	591,215	65,573	9,187	665,975	787	2,865	3,389	7,041	658,934

					Loan impairment charge and loan loss rate
	Coverage ratio				Loan impairment charge	Loan loss rate
	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2018%		%	%	%	£m	bps
Barclays UK	0.1	5.5	37.9	1.7	830	51
Barclays International	1.3	20.8	71.9	7.9	844	254
Head Office	0.1	7.4	32.6	4.5	15	19
Total Barclays Group retail	0.3	7.9	47.7	2.8	1,689	83
Barclays UK	0.1	1.7	9.2	0.7	74	26
Barclays International[a]	0.1	2.8	31.8	0.8	(142)	-
Head Office	-	-	92.7	1.3	(31)	-
Total Barclays Group wholesale	0.1	2.4	22.0	0.8	(99)	-
Total loans and advances at amortised cost	0.2	6.2	39.6	2.0	1,590	48
Off-balance sheet loan commitments and financial guarantee contracts[b]	-	0.7	3.2	0.1	(125)
Other financial assets subject to impairment[c]					3
Total[d]	0.1	4.4	36.9	1.1	1,468

Notes

a Included in the above analysis are Wealth and Private Banking exposures measured on an individual customer exposure basis.

b Excludes loan commitments and financial guarantees of £11.7bn carried at fair value.

c Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £129.9bn and impairment allowance of £12m. This comprises £10m ECL on £129.3bn Stage 1 assets and £2m on £0.6bn Stage 2 fair value through other comprehensive income assets.

d The loan loss rate is 44bps after applying the total impairment charge of £1,468m

Loans and advances at amortised cost by product (audited)

The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.

Loans and advances at amortised cost by product (audited)
		Stage 2
As at 31 December 2019	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	135,713	14,733	1,585	725	17,043	2,155	154,911
Credit cards, unsecured loans and other retail lending	46,012	9,759	496	504	10,759	3,409	60,180
Wholesale loans	117,541	9,374	374	684	10,432	2,359	130,332
Total	299,266	33,866	2,455	1,913	38,234	7,923	345,423

Impairment allowance
Home loans	22	37	14	13	64	346	432
Credit cards, unsecured loans and other retail lending	542	1,597	159	251	2,007	2,335	4,884
Wholesale loans	143	284	9	9	302	547	992
Total	707	1,918	182	273	2,373	3,228	6,308

Net exposure
Home loans	135,691	14,696	1,571	712	16,979	1,809	154,479
Credit cards, unsecured loans and other retail lending	45,470	8,162	337	253	8,752	1,074	55,296
Wholesale loans	117,398	9,090	365	675	10,130	1,812	129,340
Total	298,559	31,948	2,273	1,640	35,861	4,695	339,115

Coverage ratio	%	%	%	%	%	%	%
Home loans	-	0.3	0.9	1.8	0.4	16.1	0.3
Credit cards, unsecured loans and other retail lending	1.2	16.4	32.1	49.8	18.7	68.5	8.1
Wholesale loans	0.1	3.0	2.4	1.3	2.9	23.2	0.8
Total	0.2	5.7	7.4	14.3	6.2	40.7	1.8

As at 31 December 2018
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	130,066	15,672	1,672	862	18,206	2,476	150,748
Credit cards, unsecured loans and other retail lending	45,785	11,262	530	437	12,229	3,760	61,774
Wholesale loans	105,375	12,177	360	475	13,012	2,267	120,654
Total	281,226	39,111	2,562	1,774	43,447	8,503	333,176

Impairment allowance
Home loans	31	56	13	13	82	351	464
Credit cards, unsecured loans and other retail lending	528	1,895	169	240	2,304	2,511	5,343
Wholesale loans	129	300	16	13	329	505	963
Total	688	2,251	198	266	2,715	3,367	6,770

Net exposure
Home loans	130,035	15,616	1,659	849	18,124	2,125	150,284
Credit cards, unsecured loans and other retail lending	45,257	9,367	361	197	9,925	1,249	56,431
Wholesale loans	105,246	11,877	344	462	12,683	1,762	119,691
Total	280,538	36,860	2,364	1,508	40,732	5,136	326,406

Coverage ratio	%	%	%	%	%	%	%
Home loans	-	0.4	0.8	1.5	0.5	14.2	0.3
Credit cards, unsecured loans and other retail lending	1.2	16.8	31.9	54.9	18.8	66.8	8.6
Wholesale loans	0.1	2.5	4.4	2.7	2.5	22.3	0.8
Total	0.2	5.8	7.7	15.0	6.2	39.6	2.0

Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees

The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. An explanation of the terms: 12-month ECL, lifetime ECL and credit-impaired is included on page 225. The disclosure has been enhanced in 2019 to provide further granularity by product. Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. The movements are measured over a 12-month period.

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2019	130,066	31	18,206	82	2,476	351	150,748	464
Transfers from Stage 1 to Stage 2	(9,051)	(1)	9,051	1	-	-	-	-
Transfers from Stage 2 to Stage 1	8,000	28	(8,000)	(28)	-	-	-	-
Transfers to Stage 3	(199)	-	(510)	(15)	709	15	-	-
Transfers from Stage 3	43	2	294	3	(337)	(5)	-	-
Business activity in the year	24,935	3	734	2	3	-	25,672	5
Changes to models used for calculation[a]	-	-	-	-	-	-	-	-
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(6,931)	(38)	(843)	27	(214)	24	(7,988)	13
Final repayments	(10,427)	(2)	(1,827)	(4)	(454)	(13)	(12,708)	(19)
Disposals[b]	(723)	(1)	(62)	(4)	(2)	-	(787)	(5)
Write-offs[c]	-	-	-	-	(26)	(26)	(26)	(26)
As at 31 December 2019[d]	135,713	22	17,043	64	2,155	346	154,911	432

Credit cards, unsecured loans and other retail lending
As at 1 January 2019	45,785	528	12,229	2,304	3,760	2,511	61,774	5,343
Transfers from Stage 1 to Stage 2	(3,604)	(72)	3,604	72	-	-	-	-
Transfers from Stage 2 to Stage 1	4,522	701	(4,522)	(701)	-	-	-	-
Transfers to Stage 3	(857)	(21)	(1,264)	(448)	2,121	469	-	-
Transfers from Stage 3	144	103	28	14	(172)	(117)	-	-
Business activity in the year	9,664	120	704	123	89	39	10,457	282
Changes to models used for calculation[a]	-	16	-	(110)	-	(7)	-	(101)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(5,975)	(779)	351	806	373	1,836	(5,251)	1,863
Final repayments	(3,667)	(54)	(371)	(53)	(290)	(74)	(4,328)	(181)
Disposals[b]	-	-	-	-	(777)	(627)	(777)	(627)
Write-offs[c]	-	-	-	-	(1,695)	(1,695)	(1,695)	(1,695)
As at 31 December 2019[d]	46,012	542	10,759	2,007	3,409	2,335	60,180	4,884

Wholesale loans
As at 1 January 2019	105,375	129	13,012	329	2,267	505	120,654	963
Transfers from Stage 1 to Stage 2	(3,419)	(11)	3,419	11	-	-	-	-
Transfers from Stage 2 to Stage 1	5,213	84	(5,213)	(84)	-	-	-	-
Transfers to Stage 3	(501)	(2)	(650)	(19)	1,151	21	-	-
Transfers from Stage 3	473	35	205	25	(678)	(60)	-	-
Business activity in the year	40,837	51	1,757	27	31	-	42,625	78
Changes to models used for calculation[a]	-	(9)	-	(19)	-	-	-	(28)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	5,929	(104)	321	85	122	334	6,372	315
Final repayments	(34,081)	(30)	(2,419)	(53)	(372)	(91)	(36,872)	(174)
Disposals[b]	(2,285)	-	-	-	-	-	(2,285)	-
Write-offs[c]	-	-	-	-	(162)	(162)	(162)	(162)
As at 31 December 2019[d]	117,541	143	10,432	302	2,359	547	130,332	992

Notes

a Changes to models used for calculation include a £101m movement in Credit cards, unsecured loans and other retail lending and a £28m movement in Wholesale loans. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.

b The £787m movement of gross loans and advances disposed of across Home loans relates to the sale of a portfolio of mortgages from the Italian loan book. The £777m disposal reported within Credit cards, unsecured loans and other retail lending portfolio relates to debt sales undertaken during the year. Finally, disposals of £2,285m within Wholesale loans relate to the sale of debt securities as part of the Group’s Treasury operations.

c In 2019, gross write-offs amounted to £1,883m (2018: £1,891m) and post write-off recoveries amounted to £124m (2018: £195m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,759m (2018: £1,696m).

d Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £149.3bn (December 2018: £129.9bn) and impairment allowance of £24m (December 2018: £12m). This comprises £12m ECL (December 2018: £10m) on £148.5bn Stage 1 assets (December 2018: £129.3bn), £2m (December 2018: £2m) on £0.8bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.6bn) and £10m (December 2018: £nil) on £10m Stage 3 other assets (December 2018: £nil).

Reconciliation of ECL movement to impairment charge/(release) for the period	£m
Home loans	(1)
Credit cards, unsecured loans and other retail lending	1,863
Wholesale loans	191
ECL movement excluding assets derecognised due to disposals and write-offs	2,053
Post write-off recoveries	(124)
Exchange and other adjustments[a]	(96)
Impairment charge on loan commitments and financial guarantees	71
Impairment charge on other financial assets[b]	8
Income statement charge for the period	1,912

Notes

a Includes foreign exchange and interest and fees in suspense.

b Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £149.3bn (December 2018: £129.9bn) and impairment allowance of £24m (December 2018: £12m). This comprises £12m ECL (December 2018: £10m) on £148.5bn Stage 1 assets (December 2018: £129.3bn), £2m (December 2018: £2m) on £0.8bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.6bn) and £10m (December 2018: £nil) on £10m Stage 3 other assets (December 2018: £nil)

Loan commitments and financial guarantees (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2019	6,948	-	546	-	13	-	7,507	-
Net transfers between stages	(39)	-	47	-	(8)	-	-	-
Business activity in the year	2,848	-	-	-	-	-	2,848	-
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1	-	(40)	-	-	-	(39)	-
Final repayments	(216)	-	(53)	-	(1)	-	(270)	-
As at 31 December 2019	9,542	-	500	-	4	-	10,046	-

Credit cards, unsecured loans and other retail lending
As at 1 January 2019	124,611	41	9,016	65	267	20	133,894	126
Net transfers between stages	117	44	(1,082)	(43)	965	(1)	-	-
Business activity in the year	14,619	2	218	1	6	6	14,843	9
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,151)	(48)	(1,172)	54	(874)	(9)	(3,197)	(3)
Final repayments	(12,437)	(4)	(742)	(6)	(114)	(2)	(13,293)	(12)
As at 31 December 2019	125,759	35	6,238	71	250	14	132,247	120

Wholesale loans
As at 1 January 2019	178,430	58	12,564	85	404	2	191,398	145
Net transfers between stages	(875)	7	580	(8)	295	1	-	-
Business activity in the year	53,685	22	2,779	22	16	-	56,480	44
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(487)	(1)	1,190	36	232	41	935	76
Final repayments	(44,914)	(24)	(4,666)	(36)	(266)	(3)	(49,846)	(63)
As at 31 December 2019	185,839	62	12,447	99	681	41	198,967	202

Impairment allowance on loans and advances at amortised cost (audited)
	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	608	3,112	3,382	7,102
Net transfers between stages	798	(1,182)	384	-
Business activity in the year	223	173	95	491
Net re-measurement and movement due to exposure and risk parameter changes	(865)	638	1,918	1,691
UK economic uncertainty adjustment	-	150	-	150
Final repayments	(76)	(176)	(152)	(404)
Disposals	-	-	(369)	(369)
Write-offs	-	-	(1,891)	(1,891)
As at 31 December 2018[a]	688	2,715	3,367	6,770

Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs				1,928
Post write-off recoveries				(195)
Exchange and other adjustments				(143)
Impairment release on loan commitments and financial guarantees[b]				(125)
Impairment charge on other financial assets				3
Income statement charge/(release) for the period				1,468

Management adjustments to models for impairment (audited)

Management adjustments to impairment models are applied in order to factor in certain conditions or changes in policy that are not fully incorporated into the impairment models, or to reflect additional facts and circumstances at the period end. Management adjustments are reviewed and incorporated into future model development where applicable.

Total management adjustments to impairment allowance are presented by product below.

Management adjustments to models for impairment (audited)[a]
	2019		2018
	Management adjustments to impairment allowances, including forbearance	Proportion of total impairment allowances	Management adjustments to impairment allowances, including forbearance	Proportion of total impairment allowances
As at 31 December	£m	%	£m	%
Home loans	57	13.2	59	12.7
Credit cards, unsecured loans and other retail lending	308	6.3	385	7.2
Wholesale loans	(25)	(2.5)	(6)	(0.6)
Total	340	5.4	438	6.5

Note

aPositive values relate to an increase in impairment allowance.

Home loans: The low average LTV nature of the UK Home Loans portfolio means that modelled ECL estimates are low in all but the most severe economic scenarios. An adjustment is held to maintain an appropriate level of ECL.

Credit cards, unsecured loans and other retail lending: Management adjustments primarily relate to UK Cards where model adjustments have been made to maintain adequacy of Loss Given Default and Probability of Default estimates.

Following recent portfolio analysis and industry benchmarking, releases were applied to the UK cards and US cards portfolios to account for changes in the modelled lifetime of credit cards in Stage 2. These adjustments will be removed once updates to the model have been incorporated.

A £100m ECL adjustment is held in UK Cards for the anticipated impact of economic uncertainty in the UK, first taken in December 2018 and retained as at 2019 year-end.

Wholesale loans: Adjustments include a release in Investment Bank to reduce inappropriate ECL sensitivity to a macroeconomic variable and model adjustments in Corporate and Investment Bank related to Probability of Default at origination and Loss Given Default floors.

A £50m ECL adjustment is held in Corporate and Investment Bank for the anticipated impact of economic uncertainty in the UK, first taken in December 2018 and retained as at 2019 year-end.

Measurement uncertainty and sensitivity analysis

The measurement of ECL involves complexity and judgement, including estimation of probabilities of default (PD), loss given default (LGD), a range of unbiased future economic scenarios, estimation of expected lives, estimation of exposures at default (EAD) and assessing significant increases in credit risk.

The Group uses a five-scenario model to calculate ECL. An external consensus forecast is assembled from key sources, including HM Treasury (short and medium term forecasts), Bloomberg (based on median of economic forecasts) and the Urban Land Institute (for US House Prices), which forms the Baseline scenario. In addition, two adverse scenarios (Downside 1 and Downside 2) and two favourable scenarios (Upside 1 and Upside 2) are derived, with associated probability weightings. The adverse scenarios are calibrated to a similar severity to internal stress tests, whilst also considering IFRS 9 specific sensitivities and non-linearity. Downside 2 is benchmarked to the Bank of England’s annual cyclical scenarios and to the most severe scenario from Moody’s inventory, but is not designed to be the same. The favourable scenarios are calibrated to be symmetric to the adverse scenarios, subject to a ceiling calibrated to relevant recent favourable benchmark scenarios. All scenarios are regenerated at a minimum annually. The scenarios include eight economic variables, (GDP, unemployment, House Price Index (HPI) and base rates in both the UK and US markets), and expanded variables using statistical models based on historical correlations. The upside and downside shocks are designed to evolve over a five-year stress horizon, with all five scenarios converging to a steady state after approximately eight years.

Scenario weights (audited)

The methodology for estimating probability weights for each of the scenarios involves a comparison of the distribution of key historical UK and US macroeconomic variables against the forecast paths of the five scenarios. The methodology works such that the Baseline (reflecting current consensus outlook) has the highest weight and the weights of adverse and favourable scenarios depend on the deviation from the Baseline; the further from the Baseline, the smaller the weight. This is reflected in the table below where the probability weights of the scenarios as of 31 December 2019 are shown. A single set of five scenarios is used across all portfolios and all five weights are normalised to equate to 100%. The same scenarios and weights that are used in the estimation of expected credit losses are also used for Barclays internal planning purposes. The impacts across the portfolios are different because of the sensitivities of each of the portfolios to specific macroeconomic variables, for example, mortgages are highly sensitive to house prices and base rates, credit cards and unsecured consumer loans are highly sensitive to unemployment.

The tables below show the macroeconomic variables for each scenario and their respective scenario weights. Macroeconomic variables are presented using the most relevant basis for each variable. 5-year average tables and movement over time graphs provide additional transparency.

Scenario probability weighting (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2019
Scenario probability weighting	10.1	23.1	40.8	22.7	3.3
As at 31 December 2018
Scenario probability weighting	9.0	24.0	41.0	23.0	3.0

The weights of Upside 2 and Downside 2 have increased slightly reflecting the small decrease in dispersion in the scenarios. The impact on ECL is immaterial.

Macroeconomic variables used in the calculation of ECL (specific bases)[a] (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2019
UK GDP[b]	4.2	2.9	1.6	0.2	(4.7)
UK unemployment[c]	3.4	3.8	4.2	5.7	8.7
UK HPI[d]	46.0	32.0	3.1	(8.2)	(32.4)
UK bank rate[c]	0.5	0.5	0.7	2.8	4.0
US GDP[b]	4.2	3.3	1.9	0.4	(3.4)
US unemployment[c]	3.0	3.5	3.9	5.3	8.5
US HPI[d]	37.1	23.3	3.0	0.5	(19.8)
US federal funds rate[c]	1.5	1.5	1.7	3.0	3.5
As at 31 December 2018
UK GDP[b]	4.5	3.1	1.7	0.3	(4.1)
UK unemployment[c]	3.4	3.9	4.3	5.7	8.8
UK HPI[d]	46.4	32.6	3.2	(0.5)	(32.1)
UK bank rate[c]	0.8	0.8	1.0	2.5	4.0
US GDP[b]	4.8	3.7	2.1	0.4	(3.3)
US unemployment[c]	3.0	3.4	3.7	5.2	8.4
US HPI[d]	36.9	30.2	4.1	-	(17.4)
US federal funds rate[c]	2.3	2.3	2.7	3.0	3.5

Macroeconomic variables used in the calculation of ECL (5-year averages)[a] (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2019
UK GDP	3.2	2.4	1.6	0.8	(0.7)
UK unemployment	3.5	3.9	4.2	5.4	7.7
UK HPI	7.9	5.7	3.1	(1.1)	(6.5)
UK bank rate	0.5	0.5	0.7	2.5	3.7
US GDP	3.5	2.8	1.9	1.0	(0.5)
US unemployment	3.1	3.6	3.9	5.0	7.5
US HPI	6.5	4.3	3.0	1.3	(3.7)
US federal funds rate	1.6	1.7	1.7	2.9	3.4
As at 31 December 2018
UK GDP	3.4	2.6	1.7	0.9	(0.6)
UK unemployment	3.7	4.0	4.3	5.1	7.9
UK HPI	7.9	5.8	3.2	0.9	(6.4)
UK bank rate	0.8	0.8	1.0	2.3	3.7
US GDP	3.7	3.0	2.1	1.1	(0.5)
US unemployment	3.1	3.5	3.7	4.7	7.4
US HPI	6.5	5.4	4.1	2.4	(2.6)
US federal funds rate	2.3	2.3	2.7	3.0	3.4

Notes

aUK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index.

bHighest annual growth in Upside scenarios; 5-year average in Baseline; lowest annual growth in Downside scenarios.

cLowest yearly average in Upside scenarios; 5-year average in Baseline; highest yearly average in Downside scenarios.

dCumulative growth (trough-to-peak) in Upside scenarios; 5-year average in Baseline; cumulative fall (peak-to-trough) in Downside scenarios.

Over the year, the macroeconomic baseline variables have worsened in the US, in part due to the trade dispute with China. Baseline expectations for the US federal funds rate have also moved lower from 2.7% to 1.7% averaged over the first five years. Macroeconomic baseline variables in the UK have remained fairly flat with a small decrease in bank rates driven by market expectations of lower interest rates in the next few years. The other scenarios are generally unchanged from 2018, with the exception of UK HPI in the Downside 1 scenario where the cumulative fall in house prices now represents a more severe fall of 8.2% versus 0.5% in 2018.

The graphs below plot the historical data for GDP growth rate and unemployment rate in the UK and US as well as the forecasted data under each of the five scenarios.

ECL under 100% weighted scenarios for modelled portfolios (audited)

The table below shows the ECL assuming scenarios have been 100% weighted. Model exposures are allocated to a stage based on the individual scenario rather than through a probability-weighted approach as required for Barclays reported impairment allowances. As a result, it is not possible to back solve to the final reported weighted ECL from the individual scenarios as a balance may be assigned to a different stage dependent on the scenario. Model exposure uses exposure at default (EAD) values and is not directly comparable to gross exposure used in prior disclosures. For Credit cards, unsecured loans and other retail lending, an average EAD measure is used (12 month or lifetime, depending on stage allocation in each scenario). Therefore, the model exposure movement into Stage 2 is higher than the corresponding Stage 1 reduction.

All ECL using a Model is included, with the exception of Treasury assets (£9m of ECL), providing additional coverage as compared to the 2018 year-end disclosure. Non-modelled exposures and management adjustments are excluded. Management adjustments can be found on page 120. The prior year comparative includes key principal portfolios amounting to circa 80% of total impairment allowance.

Model Exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December 2019 and not on macroeconomic scenarios.

The Downside 2 scenario represents a severe global recession with substantial falls in both UK and US GDP. Unemployment in both markets rises towards 9% and there are substantial falls in asset prices including housing.

Under the Downside 2 scenario, model exposure moves between stages as the economic environment weakens. This can be seen in the movement of £29bn of model exposure into Stage 2 between the Weighted and Downside 2 scenario. ECL increases in Stage 2 predominantly due to unsecured portfolios as economic conditions deteriorate.

	Scenarios
As at 31 December 2019	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Home loans	137,929	139,574	138,992	138,249	136,454	132,505
Credit cards, unsecured loans and other retail lending	68,619	69,190	69,012	68,388	68,309	67,015
Wholesale loans	160,544	162,717	162,058	161,111	157,720	143,323
Stage 1 Model ECL (£m)
Home loans	6	4	5	5	7	19
Credit cards, unsecured loans and other retail lending	505	490	495	495	511	528
Wholesale loans	209	162	174	188	271	297
Stage 1 Coverage (%)
Home loans	-	-	-	-	-	-
Credit cards, unsecured loans and other retail lending	0.7	0.7	0.7	0.7	0.7	0.8
Wholesale loans	0.1	0.1	0.1	0.1	0.2	0.2
Stage 2 Model Exposure (£m)
Home loans	16,889	15,245	15,826	16,570	18,364	22,314
Credit cards, unsecured loans and other retail lending	13,406	11,449	12,108	13,075	15,663	19,615
Wholesale loans	15,947	13,773	14,433	15,380	18,770	33,168
Stage 2 Model ECL (£m)
Home loans	41	33	34	36	47	170
Credit cards, unsecured loans and other retail lending	1,844	1,412	1,562	1,771	2,384	4,285
Wholesale loans	414	285	323	374	579	1,427
Stage 2 Coverage (%)
Home loans	0.2	0.2	0.2	0.2	0.3	0.8
Credit cards, unsecured loans and other retail lending	13.8	12.3	12.9	13.5	15.2	21.8
Wholesale loans	2.6	2.1	2.2	2.4	3.1	4.3
Stage 3 Model Exposure (£m)
Home loans	1,670	1,670	1,670	1,670	1,670	1,670
Credit cards, unsecured loans and other retail lending	3,008	3,008	3,008	3,008	3,008	3,008
Wholesale loans[a]	1,489	1,489	1,489	1,489	1,489	1,489
Stage 3 Model ECL (£m)
Home loans	268	262	264	266	272	316
Credit cards, unsecured loans and other retail lending	2,198	2,154	2,174	2,195	2,235	2,292
Wholesale loans[a]	118	111	114	117	127	128
Stage 3 Coverage (%)
Home loans	16.0	15.7	15.8	15.9	16.3	18.9
Credit cards, unsecured loans and other retail lending	73.1	71.6	72.3	73.0	74.3	76.2
Wholesale loans[a]	7.9	7.4	7.6	7.9	8.5	8.6
Total Model ECL (£m)
Home loans	315	299	303	307	326	505
Credit cards, unsecured loans and other retail lending	4,547	4,056	4,231	4,461	5,130	7,105
Wholesale loans[a]	741	558	611	679	977	1,852

Note

aMaterial wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £419m is reported as non-modelled in the table below.

Reconciliation to total ECL	£m
Total model ECL	5,603
ECL from non-modelled, individually assessed, and other adjustments	687
ECL from management adjustments	340
Total ECL	6,630

The total weighted ECL represents a 3% uplift from the Baseline ECL, largely driven by credit card losses which have more linear loss profiles than UK home loans and wholesale loan positions.

Home loans: Total weighted ECL of £315m represents a 2% increase over the Baseline ECL (£307m), and coverage ratios remain steady across the Upside scenarios, Baseline and Downside 1 scenario. However, total ECL increases in the Downside 2 scenario to £506m, driven by a significant fall in UK HPI (32.4%) reflecting the non-linearity of the UK portfolio.

Credit cards, unsecured loans and other retail lending: Total weighted ECL of £4,547m represents a 2% increase over the Baseline ECL (£4,461m) reflecting the range of economic scenarios used, mainly impacted by Unemployment. Total ECL increases to £7,105m under the Downside 2 scenario, mainly driven by Stage 2, where coverage rates increase to 21.8% from a weighted scenario approach of 13.8% and circa £6bn increase in model exposure that meets the Significant Increase in Credit Risk criteria and transitions from Stage 1 to Stage 2.

Wholesale loans: Total weighted ECL of £741m represents a 9% increase over the Baseline ECL (£679m) reflecting the range of economic scenarios used, with exposures in the Investment Bank particularly sensitive to the Downside 2 scenario.

	Scenarios
As at 31 December 2018	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Gross Exposure (£m)
Home loans	115,573	116,814	116,402	115,924	114,858	109,305
Credit cards, unsecured loans and other retail lending	30,494	32,104	31,082	30,536	29,846	24,884
Wholesale loans	80,835	81,346	81,180	80,941	80,517	73,715
Stage 1 ECL (£m)
Home loans	1	-	-	-	1	9
Credit cards, unsecured loans and other retail lending	355	304	343	351	365	388
Wholesale loans	175	161	163	162	203	242
Stage 1 Coverage (%)
Home loans	-	-	-	-	-	-
Credit cards, unsecured loans and other retail lending	1.2	0.9	1.1	1.1	1.2	1.6
Wholesale loans	0.2	0.2	0.2	0.2	0.3	0.3
Stage 2 Gross Exposure (£m)
Home loans	17,455	16,214	16,627	17,105	18,170	23,724
Credit cards, unsecured loans and other retail lending	10,943	9,334	10,355	10,902	11,591	16,553
Wholesale loans	11,377	10,866	11,031	11,271	11,694	18,496
Stage 2 ECL (£m)
Home loans	7	1	1	3	7	172
Credit cards, unsecured loans and other retail lending	2,013	1,569	1,779	1,969	2,331	4,366
Wholesale loans	323	277	290	302	397	813
Stage 2 Coverage (%)
Home loans	-	-	-	-	-	0.7
Credit cards, unsecured loans and other retail lending	18.4	16.8	17.2	18.1	20.1	26.4
Wholesale loans	2.8	2.5	2.6	2.7	3.4	4.4
Stage 3 Gross Exposure (£m)
Home loans	1,104	1,104	1,104	1,104	1,104	1,104
Credit cards, unsecured loans and other retail lending	2,999	2,999	2,999	2,999	2,999	2,999
Wholesale loans[a]	1,165	n/a	n/a	1,165	n/a	n/a
Stage 3 ECL (£m)
Home loans	6	3	4	5	7	27
Credit cards, unsecured loans and other retail lending	2,200	2,154	2,174	2,199	2,234	2,297
Wholesale loans[a]	333	n/a	n/a	323	n/a	n/a
Stage 3 Coverage (%)
Home loans	0.5	0.3	0.4	0.5	0.7	2.4
Credit cards, unsecured loans and other retail lending	73.4	71.8	72.5	73.3	74.5	76.6
Wholesale loans[a]	28.6	n/a	n/a	27.7	n/a	n/a
Total ECL (£m)
Home loans	14	4	5	8	15	208
Credit cards, unsecured loans and other retail lending	4,568	4,027	4,296	4,519	4,930	7,051
Wholesale loans[a]	831	n/a	n/a	787	n/a	n/a

Note

a Material corporate loan defaults are individually assessed across different recovery strategies which are impacted by the macroeconomic variables. As a result, only the Baseline scenario is shown together with the weighted estimate which reflects alternative recovery paths.

Staging sensitivity (audited)

An increase of 1% (£3,454m) of total gross exposure into Stage 2 (from Stage 1), would result in an increase in ECL impairment allowance of £207m based on applying the difference in Stage 2 and Stage 1 average impairment coverage ratios to the movement in gross exposure (refer to Loans and advances at amortised cost by product on page 114).

Credit risk concentrations by geography (audited)
	UnitedKingdom	Americas	Europe	Asia	Africa and Middle East	Total
	£m	£m	£m	£m	£m	£m
As at 31 December 2019
On-balance sheet:
Cash and balances at central banks	51,477	28,273	54,632	15,130	746	150,258
Cash collateral and settlement balances	27,431	23,595	26,008	5,385	837	83,256
Loans and advances at amortised cost	257,459	46,569	25,599	6,275	3,213	339,115
Reverse repurchase agreements and other similar secured lending	1,005	15	1,056	470	833	3,379
Trading portfolio assets	11,550	27,621	13,397	4,786	763	58,117
Financial assets at fair value through the income statement	29,001	70,849	11,286	12,534	1,921	125,591
Derivative financial instruments	69,844	63,344	83,165	11,189	1,694	229,236
Financial assets at fair value through other comprehensive income	9,444	23,052	24,443	7,665	123	64,727
Other assets	1,170	126	79	-	-	1,375
Total on-balance sheet	458,595	283,267	239,628	63,434	10,130	1,055,054

Off-balance sheet:
Contingent liabilities	7,539	10,839	3,862	1,562	726	24,528
Loan commitments	105,350	188,108	36,033	3,166	1,797	334,454
Total off-balance sheet	112,889	198,947	39,895	4,728	2,523	358,982
Total	571,484	482,214	279,523	68,162	12,653	1,414,036

As at 31 December 2018
On-balance sheet:
Cash and balances at central banks	64,343	36,045	66,887	9,076	718	177,069
Cash collateral and settlement balances	27,418	22,184	22,316	4,928	376	77,222
Loans and advances at amortised cost	240,116	49,592	27,913	5,371	3,414	326,406
Reverse repurchase agreements and other similar secured lending	724	68	113	83	1,320	2,308
Trading portfolio assets	12,444	34,369	13,375	3,616	713	64,517
Financial assets at fair value through the income statement	33,842	73,489	20,984	13,556	1,758	143,629
Derivative financial instruments	69,798	58,699	80,003	12,172	1,866	222,538
Financial investments - debt securities	11,494	13,953	23,298	2,786	163	51,694
Other assets	780	100	125	-	1	1,006
Total on-balance sheet	460,959	288,499	255,014	51,588	10,329	1,066,389

Off-balance sheet:
Contingent liabilities	5,910	8,996	3,572	1,289	536	20,303
Loan commitments	108,506	175,995	34,524	3,346	1,852	324,223
Total off-balance sheet	114,416	184,991	38,096	4,635	2,388	344,526
Total	575,375	473,490	293,110	56,223	12,717	1,410,915

Credit risk concentrations by industry (audited)
	Banks	Other financialinsti-tutions	Manu-facturing	Const-ructionand property	Govern-ment and central bank	Energyandwater	Whole-saleand retail distri-bution and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2019
On-balance sheet:
Cash and balances at central banks	7	73	-	-	150,178	-	-	-	-	-	-	150,258
Cash collateral and settlement balances	16,599	55,262	516	64	9,251	536	51	642	-	-	335	83,256
Loans and advances at amortised cost	8,788	20,473	8,323	24,403	23,847	5,346	10,031	17,125	154,479	55,232	11,068	339,115
Reverse repurchase agreements and other similar secured lending	1,172	2,134	-	-	73	-	-	-	-	-	-	3,379
Trading portfolio assets	2,872	9,049	2,787	1,053	33,092	2,996	842	3,158	-	-	2,268	58,117
Financial assets at fair value through the income statement	10,747	97,849	634	6,909	5,353	45	-	3,569	358	-	127	125,591
Derivative financial instruments	125,323	83,285	2,049	2,273	7,811	3,077	562	1,520	-	2	3,334	229,236
Financial assets at fair value through other comprehensive income	18,596	4,370	-	286	40,763	-	-	430	-	-	282	64,727
Other assets	897	322	1	5	2	7	2	109	-	18	12	1,375
Total on-balance sheet	185,001	272,817	14,310	34,993	270,370	12,007	11,488	26,553	154,837	55,252	17,426	1,055,054

Off-balance sheet:
Contingent liabilities	1,250	8,043	3,549	703	1,981	3,318	1,072	2,831	-	109	1,671	24,527
Loan commitments	1,909	47,815	42,148	14,358	1,704	29,877	14,711	22,932	10,060	124,841	24,100	334,455
Total off-balance sheet	3,159	55,858	45,697	15,061	3,685	33,195	15,783	25,763	10,060	124,950	25,771	358,982
Total	188,160	328,675	60,007	50,054	274,055	45,202	27,271	52,316	164,897	180,202	43,197	1,414,036

As at 31 December 2018
On-balance sheet:
Cash and balances at central banks	-	-	-	-	177,069	-	-	-	-	-	-	177,069
Cash collateral and settlement balances	17,341	48,398	498	75	9,235	386	223	717	-	-	349	77,222
Loans and advances at amortised cost	9,478	18,653	8,775	23,565	12,764	5,515	11,609	19,716	150,284	55,298	10,749	326,406
Reverse repurchase agreements and other similar secured lending	1,368	865	-	37	38	-	-	-	-	-	-	2,308
Trading portfolio assets	3,500	9,550	3,825	897	34,968	4,202	1,202	3,481	-	-	2,892	64,517
Financial assets at fair value through the income statement	30,374	96,378	-	8,914	5,331	32	13	2,178	405	-	4	143,629
Derivative financial instruments	123,769	80,376	2,390	1,993	5,987	2,791	486	2,004	-	-	2,742	222,538
Financial investments - debt securities	12,135	2,250	-	200	36,973	-	-	136	-	-	-	51,694
Other assets	580	426	-	-	-	-	-	-	-	-	-	1,006
Total on-balance sheet	198,545	256,896	15,488	35,681	282,365	12,926	13,533	28,232	150,689	55,298	16,736	1,066,389

Off-balance sheet:
Contingent liabilities	939	3,840	3,470	626	1,890	3,491	952	3,455	-	116	1,524	20,303
Loan commitments	1,267	42,890	39,978	14,362	1,629	26,519	14,566	22,142	8,900	126,640	25,330	324,223
Total off-balance sheet	2,206	46,730	43,448	14,988	3,519	30,010	15,518	25,597	8,900	126,756	26,854	344,526
Total	200,751	303,626	58,936	50,669	285,884	42,936	29,051	53,829	159,589	182,054	43,590	1,410,915

Balance sheet credit quality (audited)
	PD range			Total	PD range			Total
	0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%		0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%
	£m	£m	£m	£m	%	%	%	%
As at 31 December 2019
Cash and balances at central banks	150,258	-	-	150,258	100	-	-	100
Cash collateral and settlement balances	73,122	10,134	-	83,256	88	12	-	100
Loans and advances at amortised cost:
Home loans	146,269	5,775	2,435	154,479	94	4	2	100
Credit cards, unsecured and other retail lending	20,750	31,425	3,121	55,296	38	56	6	100
Wholesale loans	97,854	28,150	3,336	129,340	75	22	3	100
Total loans and advances at amortised cost	264,873	65,350	8,892	339,115	78	19	3	100
Reverse repurchase agreements and other similar secured lending	3,290	89	-	3,379	97	3	-	100
Trading portfolio assets:
Debt securities	49,117	3,479	143	52,739	93	7	-	100
Traded loans	864	3,219	1,295	5,378	16	60	24	100
Total trading portfolio assets	49,981	6,698	1,438	58,117	86	12	2	100
Financial assets at fair value through the income statement:
Loans and advances	14,467	7,993	232	22,692	64	35	1	100
Debt securities	4,806	413	30	5,249	91	8	1	100
Reverse repurchase agreements	62,475	34,232	180	96,887	65	35	-	100
Other financial assets	757	6	-	763	99	1	-	100
Total financial assets at fair value through the income statement	82,505	42,644	442	125,591	66	34	-	100
Derivative financial instruments	216,103	13,012	121	229,236	94	6	-	100
Financial assets at fair value through other comprehensive income	64,727	-	-	64,727	100	-	-	100
Other assets	1,242	133	-	1,375	90	10	-	100
Total on-balance sheet	906,101	138,060	10,893	1,055,054	86	13	1	100

As at 31 December 2018
Cash and balances at central banks	177,069	-	-	177,069	100	-	-	100
Cash collateral and settlement balances	70,455	6,763	4	77,222	91	9	-	100
Loans and advances at amortised cost:
Home loans	137,449	9,701	3,134	150,284	92	6	2	100
Credit cards, unsecured and other retail lending	21,786	31,664	2,981	56,431	39	56	5	100
Wholesale loans	86,271	30,108	3,312	119,691	72	25	3	100
Total loans and advances at amortised cost	245,506	71,473	9,427	326,406	75	22	3	100
Reverse repurchase agreements and other similar secured lending	1,820	444	44	2,308	79	19	2	100
Trading portfolio assets:
Debt securities	51,896	4,998	389	57,283	90	9	1	100
Traded loans	1,903	4,368	963	7,234	27	60	13	100
Total trading portfolio assets	53,799	9,366	1,352	64,517	83	15	2	100
Financial assets at fair value through the income statement:
Loans and advances	13,177	6,295	52	19,524	68	32	-	100
Debt securities	4,380	81	61	4,522	97	2	1	100
Reverse repurchase agreements	85,887	31,813	1,341	119,041	72	27	1	100
Other financial assets	524	18	-	542	97	3	-	100
Total financial assets at fair value through the income statement	103,968	38,207	1,454	143,629	72	27	1	100
Derivative financial instruments	211,695	10,791	52	222,538	95	5	-	100
Financial assets at fair value through other comprehensive income	51,546	148	-	51,694	100	-	-	100
Other assets	723	283	-	1,006	72	28	-	100
Total on-balance sheet	916,581	137,475	12,333	1,066,389	86	13	1	100

Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2019
1-3	0.0 to <0.05%	Strong	91,993	1,615	-	93,608	13	13	-	26	93,582	-
4-5	0.05 to <0.15%	Strong	92,668	7,704	-	100,372	12	12	-	24	100,348	-
6-8	0.15 to <0.30%	Strong	29,187	4,444	-	33,631	23	5	-	28	33,603	0.1
9-11	0.30 to <0.60%	Strong	34,515	2,932	-	37,447	91	16	-	107	37,340	0.3
12-14	0.60 to <2.15%	Satisfactory	35,690	4,341	-	40,031	210	187	-	397	39,634	1.0
15-19	2.15 to <10%	Satisfactory	9,041	9,190	-	18,231	232	981	-	1,213	17,018	6.7
19	10 to <11.35%	Satisfactory	5,235	3,629	-	8,864	62	104	-	166	8,698	1.9
20-21	11.35 to <100%	Higher Risk	937	4,379	-	5,316	64	1,055	-	1,119	4,197	21.0
22	100%	Credit Impaired	-	-	7,923	7,923	-	-	3,228	3,228	4,695	40.7
Total			299,266	38,234	7,923	345,423	707	2,373	3,228	6,308	339,115	1.8

As at 31 December 2018
1-3	0.0 to <0.05%	Strong	69,216	1,413	-	70,629	26	21	-	47	70,582	0.1
4-5	0.05 to <0.15%	Strong	72,460	3,142	-	75,602	6	13	-	19	75,583	-
6-8	0.15 to <0.30%	Strong	47,172	4,728	-	51,900	37	13	-	50	51,850	0.1
9-11	0.30 to <0.60%	Strong	43,315	4,273	-	47,588	77	20	-	97	47,491	0.2
12-14	0.60 to <2.15%	Satisfactory	38,831	9,561	-	48,392	255	339	-	594	47,798	1.2
15-19	2.15 to <10%	Satisfactory	6,920	8,806	-	15,726	202	992	-	1,194	14,532	7.6
19	10 to <11.35%	Satisfactory	2,979	6,401	-	9,380	51	186	-	237	9,143	2.5
20-21	11.35 to <100%	Higher Risk	333	5,123	-	5,456	34	1,131	-	1,165	4,291	21.4
22	100%	Credit Impaired	-	-	8,503	8,503	-	-	3,367	3,367	5,136	39.6
Total			281,226	43,447	8,503	333,176	688	2,715	3,367	6,770	326,406	2.0

Credit risk profile by internal PD grade for contingent liabilities (audited)[a]
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2019
1-3	0.0 to <0.05%	Strong	6,947	118	-	7,065	3	-	-	3	7,062	-
4-5	0.05 to <0.15%	Strong	4,199	40	-	4,239	1	-	-	1	4,238	-
6-8	0.15 to <0.30%	Strong	2,953	103	-	3,056	1	-	-	1	3,055	-
9-11	0.30 to <0.60%	Strong	4,551	136	-	4,687	2	2	-	4	4,683	0.1
12-14	0.60 to <2.15%	Satisfactory	2,529	654	-	3,183	7	8	-	15	3,168	0.5
15-19	2.15 to <10%	Satisfactory	663	244	-	907	4	8	-	12	895	1.3
19	10 to <11.35%	Satisfactory	421	172	-	593	9	9	-	18	575	3.0
20-21	11.35 to <100%	Higher Risk	117	282	-	399	-	30	-	30	369	7.5
22	100%	Credit Impaired	-	-	355	355	-	-	5	5	350	1.4
Total			22,380	1,749	355	24,484	27	57	5	89	24,395	0.4

As at 31 December 2018
1-3	0.0 to <0.05%	Strong	6,674	37	-	6,711	3	-	-	3	6,708	-
4-5	0.05 to <0.15%	Strong	3,687	129	-	3,816	1	-	-	1	3,815	-
6-8	0.15 to <0.30%	Strong	1,433	55	-	1,488	1	-	-	1	1,487	0.1
9-11	0.30 to <0.60%	Strong	3,206	222	-	3,428	1	3	-	4	3,424	0.1
12-14	0.60 to <2.15%	Satisfactory	2,543	509	-	3,052	3	6	-	9	3,043	0.3
15-19	2.15 to <10%	Satisfactory	464	252	-	716	1	3	-	4	712	0.6
19	10 to <11.35%	Satisfactory	534	203	-	737	6	5	-	11	726	1.5
20-21	11.35 to <100%	Higher Risk	49	228	-	277	-	10	-	10	267	3.6
22	100%	Credit Impaired	-	-	74	74	-	-	2	2	72	2.7
Total			18,590	1,635	74	20,299	16	27	2	45	20,254	0.2

Credit risk profile by internal PD grade for loan commitments (audited)[a]
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2019
1-3	0.0 to <0.05%	Strong	85,908	1,025	-	86,933	2	1	-	3	86,930	-
4-5	0.05 to <0.15%	Strong	70,112	1,889	-	72,001	5	1	-	6	71,995	-
6-8	0.15 to <0.30%	Strong	53,340	1,019	-	54,359	8	1	-	9	54,350	-
9-11	0.30 to <0.60%	Strong	44,097	1,592	-	45,689	13	1	-	14	45,675	-
12-14	0.60 to <2.15%	Satisfactory	36,112	3,955	-	40,067	30	26	-	56	40,011	0.1
15-19	2.15 to <10%	Satisfactory	4,913	3,857	-	8,770	8	55	-	63	8,707	0.7
19	10 to <11.35%	Satisfactory	3,662	2,106	-	5,768	4	7	-	11	5,757	0.2
20-21	11.35 to <100%	Higher Risk	616	1,993	-	2,609	-	21	-	21	2,588	0.8
22	100%	Credit Impaired	-	-	580	580	-	-	50	50	530	8.6
Total			298,760	17,436	580	316,776	70	113	50	233	316,543	0.1

As at 31 December 2018
1-3	0.0 to <0.05%	Strong	80,971	1,636	-	82,607	3	2	-	5	82,602	-
4-5	0.05 to <0.15%	Strong	54,239	1,498	-	55,737	3	1	-	4	55,733	-
6-8	0.15 to <0.30%	Strong	36,714	823	-	37,537	4	1	-	5	37,532	-
9-11	0.30 to <0.60%	Strong	34,587	1,483	-	36,070	11	1	-	12	36,058	-
12-14	0.60 to <2.15%	Satisfactory	62,217	4,142	-	66,359	32	12	-	44	66,315	0.1
15-19	2.15 to <10%	Satisfactory	20,824	6,645	-	27,469	26	44	-	70	27,399	0.3
19	10 to <11.35%	Satisfactory	1,100	1,019	-	2,119	1	24	-	25	2,094	1.2
20-21	11.35 to <100%	Higher Risk	747	3,245	-	3,992	3	38	-	41	3,951	1.0
22	100%	Credit Impaired	-	-	610	610	-	-	20	20	590	3.3
Total			291,399	20,491	610	312,500	83	123	20	226	312,274	0.1

Note

a Excludes loan commitments and financial guarantees of £17.7bn (2018: £11.7bn) carried at fair value.

Derivative assets (audited)
	2019			2018
	Balance sheetassets	Counterpartynetting	Netexposure	Balance sheetassets	Counterpartynetting	Netexposure
As at 31 December	£m	£m	£m	£m	£m	£m
Foreign exchange	56,606	44,284	12,322	64,188	50,189	13,999
Interest rate	142,468	106,589	35,879	125,272	95,572	29,700
Credit derivatives	8,215	6,589	1,626	10,755	8,450	2,305
Equity and stock index	20,806	17,517	3,289	20,882	16,653	4,229
Commodity derivatives	1,141	1,019	122	1,441	1,137	304
Total derivative assets	229,236	175,998	53,238	222,538	172,001	50,537
Cash collateral held			33,411			31,402
Net exposure less collateral			19,827			19,135

Management VaR (95%, one day) (audited)
	2019			2018
	Average	High[b]	Low[b]	Average	High[b]	Low[b]
For the year ended 31 December[a]	£m	£m	£m	£m	£m	£m
Credit risk	12	17	8	11	16	8
Interest rate risk	6	11	3	8	19	3
Equity risk	10	22	5	7	14	4
Basis risk	8	11	6	6	8	4
Spread risk	4	5	3	6	9	3
Foreign exchange risk	3	5	2	3	7	2
Commodity risk	1	2	-	1	2	-
Inflation risk	2	3	1	3	4	2
Diversification effect[b]	(23)	n/a	n/a	(24)	n/a	n/a
Total management VaR	23	29	17	21	27	15

Deposit funding (audited)
	2019			2018
Funding of loans and advances	Loans and advances at amortised cost	Deposits at amortised cost	Loan: depositratio[a]	Loan: depositratio
As at 31 December 2019	£bn	£bn	%	%
Barclays UK	198	206	96%	96%
Barclays International	133	210	63%	65%
Head Office	8	-
Barclays Group	339	416	82%	83%

Note

a The loan: deposit ratio is calculated as loans and advances at amortised cost divided by deposits at amortised cost.

Contractual maturity of financial assets and liabilities (audited)
As at31 December 2019	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan nine months	Over ninemonths butnot morethan one year	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	149,383	766	109	-	-	-	-	-	-	-	150,258
Cash collateral and settlement balances	2,022	81,231	3	-	-	-	-	-	-	-	83,256
Loans and advances at amortised cost	14,824	10,944	13,108	7,738	7,031	21,771	22,478	37,408	40,702	163,111	339,115
Reverse repurchase agreements and other similar secured lending	13	3,097	-	-	-	77	190	-	-	2	3,379
Trading portfolio assets	114,195	-	-	-	-	-	-	-	-	-	114,195
Financial assets at fair value through the income statement	14,279	89,355	13,979	3,443	1,317	1,664	512	953	2,302	5,282	133,086
Derivative financial instruments	229,063	30	-	-	-	7	24	9	79	24	229,236
Financial assets at fair value through other comprehensive income	-	6,694	3,241	1,164	1,159	7,711	6,521	11,896	21,195	6,169	65,750
Other financial assets	895	441	25	-	14	-	-	-	-	-	1,375
Total financial assets	524,674	192,558	30,465	12,345	9,521	31,230	29,725	50,266	64,278	174,588	1,119,650
Other assets											20,579
Total assets											1,140,229
Liabilities
Deposits at amortised cost	348,337	42,357	10,671	3,861	4,067	3,935	930	530	545	554	415,787
Cash collateral and settlement balances	3,053	64,275	13	-	-	-	-	-	-	-	67,341
Repurchase agreements and other similar secured borrowing	7	2,755	10	-	-	10,007	1,201	470	-	67	14,517
Debt securities in issue	-	12,795	6,560	4,147	3,123	8,387	3,325	18,189	14,342	5,501	76,369
Subordinated liabilities	-	207	78	75	832	4,979	3,266	1,075	5,979	1,665	18,156
Trading portfolio liabilities	36,916	-	-	-	-	-	-	-	-	-	36,916
Financial liabilities designated at fair value	13,952	127,939	10,890	6,519	3,798	6,981	6,235	7,706	7,127	13,179	204,326
Derivative financial instruments	228,617	1	-	8	-	36	42	42	88	370	229,204
Other financial liabilities	251	2,361	55	52	50	1,110	138	242	351	409	5,019
Total financial liabilities	631,133	252,690	28,277	14,662	11,870	35,435	15,137	28,254	28,432	21,745	1,067,635
Other liabilities											6,934
Total liabilities											1,074,569
Cumulative liquidity gap	(106,459)	(166,591)	(164,403)	(166,720)	(169,069)	(173,274)	(158,686)	(136,674)	(100,828)	52,015	65,660

Contractual maturity of financial assets and liabilities (audited)
As at31 December 2018	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan ninemonths	Over ninemonths butnot morethan oneyear	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	175,534	1,353	118	-	64	-	-	-	-	-	177,069
Cash collateral and settlement balances	2,389	74,786	19	-	22	2	-	4	-	-	77,222
Loans and advances at amortised cost	12,506	11,171	7,938	5,416	7,072	26,336	25,559	39,604	48,606	142,198	326,406
Reverse repurchase agreements and other similar secured lending	31	1,245	-	-	-	586	446	-	-	-	2,308
Trading portfolio assets	104,187	-	-	-	-	-	-	-	-	-	104,187
Financial assets at fair value through the income statement	13,606	112,297	7,174	3,124	2,312	4,677	165	311	829	5,153	149,648
Derivative financial instruments	222,384	-	6	1	4	14	11	11	86	21	222,538
Financial assets at fair value through other comprehensive income	11	3,120	2,784	1,696	2,719	6,080	2,765	7,818	18,659	7,164	52,816
Other financial assets	761	182	56	-	7	-	-	-	-	-	1,006
Total financial assets	531,409	204,154	18,095	10,237	12,200	37,695	28,946	47,748	68,180	154,536	1,113,200
Other assets											20,083
Total assets											1,133,283
Liabilities
Deposits at amortised cost	342,967	30,029	7,282	3,672	3,237	3,983	2,053	520	349	746	394,838
Cash collateral and settlement balances	3,542	63,973	5	2	-	-	-	-	-	-	67,522
Repurchase agreements and other similar secured borrowing	1,331	5,542	-	-	-	3	10,017	1,201	484	-	18,578
Debt securities in issue	26	14,779	5,937	5,159	7,686	6,984	6,248	12,988	15,812	6,667	82,286
Subordinated liabilities	-	306	-	78	45	860	5,156	3,387	6,968	3,759	20,559
Trading portfolio liabilities	37,882	-	-	-	-	-	-	-	-	-	37,882
Financial liabilities designated at fair value	14,280	143,635	6,809	9,051	3,577	10,383	5,689	7,116	4,415	11,879	216,834
Derivative financial instruments	219,578	9	-	-	-	3	3	3	3	44	219,643
Other financial liabilities	277	2,984	-	-	-	554	-	-	-	-	3,815
Total financial liabilities	619,883	261,257	20,033	17,962	14,545	22,770	29,166	25,215	28,031	23,095	1,061,957
Other liabilities											7,547
Total liabilities											1,069,504
Cumulative liquidity gap	(88,474)	(145,577)	(147,515)	(155,240)	(157,585)	(142,660)	(142,880)	(120,347)	(80,198)	51,243	63,779

Contractual maturity of financial liabilities - undiscounted (audited)
	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan one year	Over oneyear but notmore thanthree years	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2019
Deposits at amortised cost	348,337	42,369	10,682	7,946	4,869	532	554	595	415,884
Cash collateral and settlement balances	3,053	64,297	13	-	-	-	-	-	67,363
Repurchase agreements and other similar secured borrowing	7	2,758	10	-	11,300	485	-	149	14,709
Debt securities in issue	-	12,850	6,589	7,305	12,330	19,132	16,657	9,398	84,261
Subordinated liabilities	-	207	78	950	9,822	1,286	7,192	3,025	22,560
Trading portfolio liabilities	36,916	-	-	-	-	-	-	-	36,916
Financial liabilities designated at fair value	13,952	128,064	11,020	10,609	13,507	8,054	7,519	19,392	212,117
Derivative financial instruments	228,617	2	-	8	80	45	99	378	229,229
Other financial liabilities	251	2,372	65	126	1,337	351	565	448	5,515
Total financial liabilities	631,133	252,919	28,457	26,944	53,245	29,885	32,586	33,385	1,088,554

As at 31 December 2018
Deposits at amortised cost	342,967	30,047	7,295	6,924	6,069	546	412	816	395,076
Cash collateral and settlement balances	3,542	63,985	5	2	-	-	-	-	67,534
Repurchase agreements and other similar secured borrowing	1,331	5,542	-	-	10,238	1,243	486	-	18,840
Debt securities in issue	26	14,810	5,976	12,914	13,849	13,351	17,639	10,254	88,819
Subordinated liabilities	-	306	-	123	6,147	3,568	7,917	4,413	22,474
Trading portfolio liabilities	37,882	-	-	-	-	-	-	-	37,882
Financial liabilities designated at fair value	14,280	143,766	6,948	12,732	16,546	7,679	5,008	17,621	224,580
Derivative financial instruments	219,578	12	-	-	6	3	4	59	219,662
Other financial liabilities	277	2,984	-	-	554	-	-	-	3,815
Total financial liabilities	619,883	261,452	20,224	32,695	53,409	26,390	31,466	33,163	1,078,682

Maturity analysis of off-balance sheet commitments received (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2019
Guarantees, letters of credit and credit insurance	13,091	106	22	81	-	11	12	21	12	34	13,390
Other commitments received	91	-	-	-	-	-	-	-	-	-	91
Total off-balance sheet commitments received	13,182	106	22	81	-	11	12	21	12	34	13,481

As at 31 December 2018
Guarantees, letters of credit and credit insurance	6,288	110	20	13	16	65	10	33	10	5	6,570
Other commitments received	93	42	-	-	-	-	-	-	-	-	135
Total off-balance sheet commitments received	6,381	152	20	13	16	65	10	33	10	5	6,705

Maturity analysis of off-balance sheet commitments given (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2019
Contingent liabilities	23,586	366	86	125	140	143	42	28	3	8	24,527
Documentary credits and other short-term trade related transactions	1,287	3	1	-	-	-	-	-	-	-	1,291
Standby facilities, credit lines and other commitments	328,623	1,133	792	973	639	269	98	273	139	225	333,164
Total off-balance sheet commitments given	353,496	1,502	879	1,098	779	412	140	301	142	233	358,982

As at 31 December 2018
Contingent liabilities	16,344	1,102	553	145	170	415	435	641	319	179	20,303
Documentary credits and other short-term trade related transactions	70	1,263	325	55	14	11	3	-	-	-	1,741
Standby facilities, credit lines and other commitments	317,257	1,734	1,311	397	667	311	257	424	19	105	322,482
Total off-balance sheet commitments given	333,671	4,099	2,189	597	851	737	695	1,065	338	284	344,526

Capital ratios[a,b,c]
As at 31 December	2019	2018
CET1	13.8%	13.2%
Tier 1 (T1)	17.7%	17.0%
Total regulatory capital	21.6%	20.7%

Capital resources (audited)
	2019	2018
As at 31 December	£bn	£bn
Total equity excluding non-controlling interests per the balance sheet	64.4	62.6
Less: other equity instruments (recognised as AT1 capital)	(10.9)	(9.6)
Adjustment to retained earnings for foreseeable dividends	(1.1)	(0.7)

Other regulatory adjustments and deductions
Additional value adjustments (PVA)	(1.7)	(1.7)
Goodwill and intangible assets	(8.1)	(8.0)
Deferred tax assets that rely on future profitability excluding temporary differences	(0.5)	(0.5)
Fair value reserves related to gains or losses on cash flow hedges	(1.0)	(0.7)
Gains or losses on liabilities at fair value resulting from own credit	0.3	(0.1)
Defined benefit pension fund assets	(1.6)	(1.3)
Direct and indirect holdings by an institution of own CET1 instruments	(0.1)	(0.1)
Adjustment under IFRS 9 transitional arrangements	1.1	1.3
Other regulatory adjustments	(0.1)	-
CET1 capital	40.8	41.1

AT1 capital
Capital instruments and related share premium accounts	10.9	9.6
Qualifying AT1 capital (including minority interests) issued by subsidiaries	0.7	2.4
Other regulatory adjustments and deductions	(0.1)	(0.1)
AT1 capital	11.4	11.9

T1 capital	52.2	53.0

T2 capital
Capital instruments and related share premium accounts	7.7	6.6
Qualifying T2 capital (including minority interests) issued by subsidiaries	4.0	5.3
Other regulatory adjustments and deductions	(0.3)	(0.3)
Total regulatory capital	63.6	64.6

Foreign exchange risk (audited)

The Group is exposed to two sources of foreign exchange risk.

a) Transactional foreign currency exposure

Transactional foreign currency exposures represent exposure on banking assets and liabilities, denominated in currencies other than the functional currency of the transacting entity.

The Group’s risk management policies are designed to prevent the holding of significant open positions in foreign currencies outside the trading portfolio managed by Barclays International which is monitored through VaR.

Banking book transactional foreign exchange risk outside of Barclays International is monitored on a daily basis by the market risk function and minimised by the businesses.

b) Translational foreign exchange exposure

The Group’s investments in overseas subsidiaries and branches create capital resources denominated in foreign currencies, principally USD and EUR. Changes in the GBP value of the net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in CET1 capital.

The Group’s strategy is to minimise the volatility of the capital ratios caused by foreign exchange movements, by matching the CET1 capital movements to the revaluation of the Group’s foreign currency RWA exposures.

Functional currency of operations (audited)
	Foreign currency net investments	Borrowings which hedge the net investments	Derivatives which hedge the net investments	Structural currency exposures pre-economic hedges	Economic hedges	Remaining structural currency exposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2019
USD	25,607	(10,048)	(1,111)	14,448	(5,339)	9,109
EUR	3,068	(3)	-	3,065	(1,122)	1,943
JPY	533	-	-	533	-	533
Other currencies	2,001	-	(34)	1,967	-	1,967
Total	31,209	(10,051)	(1,145)	20,013	(6,461)	13,552

As at 31 December 2018
USD	28,857	(12,322)	(2,931)	13,604	(4,827)	8,777
EUR	2,672	(3)	-	2,669	(2,146)	523
JPY	489	-	-	489	-	489
Other currencies	2,026	-	(37)	1,989	-	1,989
Total	34,044	(12,325)	(2,968)	18,751	(6,973)	11,778

Economic hedges relate to exposures arising on foreign currency denominated preference share and AT1 instruments. These are accounted for at historical cost under IFRS and do not qualify as hedges for accounting purposes. The gain or loss arising from changes in the GBP value of these instruments is recognised on redemption in retained earnings.

During 2019, total structural currency exposure net of hedging instruments increased by £1.8bn to £13.6bn (2018: £11.8bn). Foreign currency net investments decreased by £2.8bn to £31.2bn (2018: £34.0bn) driven predominantly by a £3.2bn decrease in USD offset by a £0.4bn increase in EUR. The hedges associated with these investments decreased by £4.1bn to £11.2bn (2018: £15.3bn).

Net interest income sensitivity (AEaR) by business unit[a,b,c,d] (audited)
	Barclays UK	Barclays International	Head Office	Total
	£m	£m	£m	£m
As at 31 December 2019
+25bps	16	25	4	45
-25bps	(57)	(74)	(4)	(135)

As at 31 December 2018
+25bps	28	55	5	88
-25bps	(71)	(73)	(5)	(149)

Analysis of equity sensitivity[a] (audited)
	2019		2018
	+25 basispoints	-25 basispoints	+25 basispoints	-25 basispoints
As at 31 December	£m	£m	£m	£m
Net interest income	45	(135)	88	(149)
Taxation effects on the above	(11)	34	(22)	37
Effect on profit for the year	34	(101)	66	(112)
As percentage of net profit after tax	1.0%	(3.0%)	2.6%	(4.4%)

Effect on profit for the year (per above)	34	(101)	66	(112)
Fair value through other comprehensive income reserve	(321)	329	(253)	260
Cash flow hedge reserve	(534)	534	(574)	574
Taxation effects on the above	214	(216)	207	(209)
Effect on equity	(607)	546	(554)	513
As percentage of equity	(0.9%)	0.8%	(0.9%)	0.8%